Average Annual Total Returns - Great-West SecureFoundation Lifetime 2045 Fund	Institutional OneYear	Institutional FiveYears	Institutional TenYears	Investor OneYear	Investor FiveYears	Investor TenYears	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) OneYear	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) FiveYears	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes) TenYears	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) OneYear	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) FiveYears	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) TenYears	Composite Index (reflects no deduction for fees, expenses or taxes) OneYear	Composite Index (reflects no deduction for fees, expenses or taxes) FiveYears	Composite Index (reflects no deduction for fees, expenses or taxes) TenYears
Total	13.35%	10.90%	9.00%	13.15%	10.79%	8.88%	20.82%	15.52%	13.79%	7.51%	4.44%	3.84%	13.41%	11.44%	9.63%